Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: July 12, 2023

Payment Date	7/17/2023
Collection Period Start	6/1/2023
Collection Period End	6/30/2023
Interest Period Start	6/15/2023
Interest Period End	7/16/2023

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$51,930,855.36	$35,546,392.25	$16,384,463.11	0.070019	Mar-24
Class A-2 Notes	$508,100,000.00	$—	$508,100,000.00	1.000000	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$1,174,410,855.36	$35,546,392.25	$1,138,864,463.11

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,296,652,605.79	$1,257,187,841.03	0.840513
YSOC Amount	$118,850,549.05	$114,932,176.54
Adjusted Pool Balance	$1,177,802,056.74	$1,142,255,664.49
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$51,930,855.36	4.90000%	ACT/360	$226,187.73
Class A-2 Notes	$508,100,000.00	5.20000%	30/360	$2,201,766.67
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$1,174,410,855.36			$4,936,673.73

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,296,652,605.79	$1,257,187,841.03
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,177,802,056.74	$1,142,255,664.49
Number of Receivables Outstanding	55,228	54,492
Weighted Average Contract Rate	3.90%	3.90%
Weighted Average Remaining Term (months)	55	54

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,327,524.00
Principal Collections	$39,202,014.05
Liquidation Proceeds	$88,043.14
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$43,617,581.19
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$43,617,581.19

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,080,543.84	$1,080,543.84	$—	$—	$42,537,037.35
Interest - Class A-1 Notes	$226,187.73	$226,187.73	$—	$—	$42,310,849.62
Interest - Class A-2 Notes	$2,201,766.67	$2,201,766.67	$—	$—	$40,109,082.95
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$38,181,374.62
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$37,789,864.62
First Allocation of Principal	$—	$—	$—	$—	$37,789,864.62
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$37,732,573.62
Second Allocation of Principal	$5,035,190.87	$5,035,190.87	$—	$—	$32,697,382.75
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,636,814.75
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$19,076,814.75
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$19,005,172.75
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,445,172.75
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,445,172.75
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$2,053,971.37
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,053,971.37
Remaining Funds to Certificates	$2,053,971.37	$2,053,971.37	$—	$—	$—
Total	$43,617,581.19	$43,617,581.19	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$118,850,549.05
Increase/(Decrease)	$(3,918,372.51)
Ending YSOC Amount	$114,932,176.54

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,177,802,056.74	$1,142,255,664.49
Note Balance	$1,174,410,855.36	$1,138,864,463.11
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	24	$262,750.71
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	48	$88,043.14
Monthly Net Losses (Liquidation Proceeds)			$174,707.57
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			0.23%
Preceding Collection Period			0.04%
Current Collection Period			0.16%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$810,610.31
Cumulative Net Loss Ratio			0.05%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.14%	70	$1,779,568.55
60-89 Days Delinquent	0.04%	19	$510,995.75
90-119 Days Delinquent	0.01%	5	$123,299.72
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.19%	94	$2,413,864.02

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$65,917.07
Total Repossessed Inventory		4	$79,274.92

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		24	$634,295.47
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.02%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.06%
Current Collection Period			0.05%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.67	0.05%	21	0.04%